Stock-based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance Class A Subordinate Voting Shares	10.00%
Stock-based awards available for future grant	6,890,566
Stock-based compensation expense	$ 3,337	$ 9,128	$ 9,181
Expected time to recognize compensation expense	47 months
Estimated annual future forfeiture rate	10.00%
Change in accounting policy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	303
Increase in stock-based compensation	1,548
Impact on Opening Deficit	1,245
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,249	2,528	1,105
Share based compensation cost not yet recognized	1,676
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected time to recognize compensation expense	32 months
Share Based Compensation, number of units vested	140,313
Share based compensation fair value on date of grant	$ 556
Settlement of shares through transfer	25,298
Issuance of treasury shares for settlement	115,015
Compensation expense not yet recognized	1,603
RSU [Member] | Time Based R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,389	636	0
Restricted share units issued	2,483,000	250,850
Restricted share units forfeited	741,801	19,900
RSU [Member] | Performance Based RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	(332)	546	0
Restricted share units issued	197,000	404,250
Restricted share units forfeited	473,500
Deferred Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 49	$ 175	$ 0
Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settlement of shares through transfer	140,313
Purchase of shares	25,298